Employee benefits (Details 8) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Overfunded Pension Plans [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of expected rates of inflation	3.08%	3.50%
Overfunded Pension Plans [Member] | Country of domicile [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,940
Actuarial Assumption Of Discount Rate, Increase In Assumption	9.60%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 3,399
Actuarial Assumption Of Discount Rate, Decrease In Assumption	7.60%
Overfunded Pension Plans [Member] | Country of domicile [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	8.57%	9.77%
Actuarial assumption of nominal average rate of expense or income	8.57%	9.77%
Actuarial assumption of expected rates of salary increases	3.08%	3.50%
Actuarial assumption of expected rates of pension increases	3.08%	3.50%
Overfunded Pension Plans [Member] | Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	8.63%	9.88%
Actuarial assumption of nominal average rate of expense or income	8.63%	9.88%
Actuarial assumption of expected rates of salary increases	4.94%	5.36%
Actuarial assumption of expected rates of pension increases	3.60%	4.02%
Overfunded Pension Plans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	4.63%	5.10%
Actuarial assumption of nominal average rate of expense or income	5.10%	2.84%
Actuarial assumption of expected rates of salary increases	3.31%	3.23%
Actuarial assumption of expected rates of pension increases	3.00%	3.00%
Actuarial assumption of expected rates of inflation	2.08%	2.06%
Overfunded Pension Plans [Member] | Foreign countries [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,237
Actuarial Assumption Of Discount Rate, Increase In Assumption	5.63%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 1,506
Actuarial Assumption Of Discount Rate, Decrease In Assumption	3.63%
Underfunded Pension Plans [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	10.15%	10.66%
Actuarial assumption of nominal average rate of expense or income	10.15%	10.66%
Actuarial assumption of expected rates of salary increases	4.50%	6.86%
Actuarial assumption of expected rates of pension increases	4.50%	6.86%
Actuarial assumption of expected rates of inflation	4.50%	4.25%
Underfunded Pension Plans [Member] | Country of domicile [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 262
Actuarial Assumption Of Discount Rate, Increase In Assumption	11.15%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 283
Actuarial Assumption Of Discount Rate, Decrease In Assumption	9.15%
Underfunded Pension Plans [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	4.63%	5.10%
Actuarial assumption of nominal average rate of expense or income	5.10%	2.84%
Actuarial assumption of expected rates of salary increases	3.31%	3.23%
Actuarial assumption of expected rates of pension increases	3.00%	3.00%
Actuarial assumption of expected rates of inflation	2.08%	2.06%
Underfunded Pension Plans [Member] | Foreign countries [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 745
Actuarial Assumption Of Discount Rate, Increase In Assumption	5.63%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 957
Actuarial Assumption Of Discount Rate, Decrease In Assumption	3.63%
Other Benefits [Member] | Country of domicile [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of medical cost trend rates	6.17%	6.35%
Actuarial assumption of ultimate medical cost trend rates	6.17%	6.35%
Actuarial assumption of expected rates of inflation	3.08%
Other Benefits [Member] | Country of domicile [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 501
Actuarial Assumption Of Discount Rate, Increase In Assumption	9.67%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 387
Actuarial Assumption Of Discount Rate, Decrease In Assumption	7.67%
Other Benefits [Member] | Country of domicile [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	8.59%	9.81%
Other Benefits [Member] | Country of domicile [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	8.74%	9.90%
Other Benefits [Member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of discount rates	4.64%	5.14%
Actuarial assumption of nominal average rate of expense or income	5.14%	3.03%
Actuarial assumption of medical cost trend rates	4.85%	5.11%
Actuarial assumption of ultimate medical cost trend rates	4.49%	4.57%
Other Benefits [Member] | Foreign countries [member] | Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 677
Actuarial Assumption Of Discount Rate, Increase In Assumption	5.65%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ 880
Actuarial Assumption Of Discount Rate, Decrease In Assumption	3.64%